Related Party Transactions - Schedule of Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Compensation of Key Management Personnel [Abstract]
Cash compensation	$ 3,758	$ 3,403
Share-based compensation	2,345	2,487
Total compensation of key management personnel	$ 6,103	$ 5,890